Nature of Business and Organization - Schedule of Material Intercompany Balances and Transactions (Details)	3 Months Ended
Apr. 30, 2026
Perpetual Markets Ltd [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	Cyprus
Ownership	100.00%
Principal activity	Holding of investments and intellectual property; financial markets infrastructure and technology services
Perpetual Products AG [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	Switzerland
Ownership	100.00%
Principal activity	Technology and financial products
Perpetual Data AG [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	Switzerland
Ownership	100.00%
Principal activity	Financial information and index services
Kephas Corporation [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	United States
Ownership	100.00%
Principal activity	Technology and software development services
PM Broker Ltd [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	Cyprus
Ownership	100.00%
Principal activity	Dormant
Perpetual IT GmbH [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	Germany
Ownership	100.00%
Principal activity	Information technology services, hosting and hardware infrastructure
PerpetualPay Ltd [Member]
Schedule of Material Intercompany Balances and Transactions [Line Items]
Jurisdiction	Poland
Ownership	100.00%
Principal activity	Dormant; dissolved May 22, 2026 (Note 18)